Material accounting policies -Main accounting estimates (Details)	12 Months Ended
Dec. 31, 2024
Provision for losses with maintenance reserves
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	11
Impairment of property and equipment
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	16
Analysis of the recoverable value of goodwill and slots
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	18
Revenue from ticket breakage and loyalty programs
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	26
Provision for return of aircraft and engines
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	29.1.1
Provision for tax, civil and labor risks
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	29.1.2